Consolidated Statements of Operations and Comprehensive (Income) Loss - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025		Mar. 31, 2024
REVENUES
Revenues	$ 238,805,340	$ 140,563,181		$ 97,492,224
Revenues, a related party	118,749	1,509,405		42,477
TOTAL REVENUES	238,924,089	142,072,586		97,534,701
COST OF REVENUES
Cost of revenues	(202,693,150)	(104,995,460)		(65,970,028)
Cost of revenues, related parties	(11,502,810)	(15,833,765)		(18,246,215)
TOTAL COST OF REVENUES	(214,195,960)	(120,829,225)		(84,216,243)
GROSS PROFIT	24,728,129	21,243,361		13,318,458
OPERATING EXPENSES
Selling and marketing	(4,848,605)	(2,568,702)		(2,602,892)
General and administrative	(33,151,801)	(15,438,447)		(13,109,638)
TOTAL OPERATING EXPENSES	(38,000,406)	(18,007,149)		(15,712,530)
(LOSS) INCOME FROM OPERATIONS	(13,272,277)	3,236,212		(2,394,072)
OTHER INCOME (EXPENSE)
Other income, net	2,151,369	867,823		1,266,239
Interest expense, net	(3,039,054)	(2,255,934)		(507,803)
Change in fair value of contingent consideration for acquisition	73,352	(545,428)		(272,029)
Change in fair value of convertible notes		5,254,103
Change in fair value of investment in convertible notes	(1,188,928)
Change in fair value of derivative asset and derivative liabilities	(10,687,930)	(378,683)
TOTAL OTHER (EXPENSE) INCOME, NET	(12,691,191)	2,941,881		486,407
(LOSS) INCOME BEFORE INCOME TAXES	(25,963,468)	6,178,093		(1,907,665)
INCOME TAXES EXPENSE	(239,753)	(1,128,672)		(53,291)
NET (LOSS) INCOME	(26,203,221)	5,049,421		(1,960,956)
Less: net loss attributable to non-controlling interests	(1,207,391)	(538,204)		(587,452)
NET (LOSS) INCOME ATTRIBUTABLE TO GCL GLOBAL HOLDINGS LTD’S SHAREHOLDERS	(24,995,830)	5,587,625		(1,373,504)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustments	(175,314)	312,217		(87,881)
COMPREHENSIVE (LOSS) INCOME	(26,378,535)	5,361,638		(2,048,837)
Less: total comprehensive loss attributable to non-controlling interests	(1,257,069)	(522,820)		(583,642)
Total comprehensive (loss) income attributable to GCL Global Holdings Ltd’s shareholders	$ (25,121,466)	$ 5,884,458		$ (1,465,195)
(LOSS) EARNING PER SHARE - BASIC ORDINARY SHARES (in Dollars per share)	$ (0.2)	$ 0.05		$ (0.01)
(LOSS) EARNING PER SHARE - DILUTED ORDINARY SHARES (in Dollars per share)	$ (0.2)	$ 0.05		$ (0.01)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING
Basic (in Shares)	123,232,562	107,184,280	[1]	105,013,283	[1]
Diluted (in Shares)	123,232,562	107,184,280	[1]	105,013,283	[1]

[1]	Giving retroactive effect to reverse recapitalization effected on February 13, 2025.